CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 5,563	$ 4,823	$ 15,411	$ 14,771
Cost of sales	2,762	2,052	6,942	6,262
Gross profit	2,801	2,771	8,469	8,509
Research and development expenses	663	361	1,427	1,079
Selling and marketing expenses	940	780	2,731	2,562
General and administrative expenses	310	316	925	948
Impairments restructuring and others	(410)	384	421	968
Legal Settlements And Loss Contingencies	533	(80)	674	531
Operating income	765	1,010	2,291	2,421
Financial expenses - net	150	697	553	930
Income before income taxes	615	313	1,738	1,491
Income taxes	207	193	464	385
Share in (profits) losses of associated companies net	(2)	4	(11)	7
Net income	410	116	1,285	1,099
Net income (loss) attributable to non-controlling interests	(2)	13	(17)	11
Net income attributable to Teva	412	103	1,302	1,088
Dividends on preferred shares.	64	0	196	0
Net income attributable to ordinary shareholders	$ 348	$ 103	$ 1,106	$ 1,088
Weighted average number of shares (in millions):
Basic	979	851	935	851
Diluted	984	862	942	860
Earnings per share attributable to ordinary shareholders:
Basic	$ 0.35	$ 0.12	$ 1.18	$ 1.28
Diluted	$ 0.35	$ 0.12	$ 1.17	$ 1.26